Trade Receivables - Loss Allowance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables
Loss allowance: opening balance	$ 136
Loss allowance: ending balance	16	$ 136
Loss allowance measured at an amount equal to lifetime expected credit losses | Financial assets that are credit impaired at year end
Trade Receivables
Loss allowance: opening balance	136	48
Additions for the year	2	124
Charge-off for the year	(121)	(32)
Exchange effect	(1)	(4)
Loss allowance: ending balance	$ 16	$ 136